CVT
Investment Grade Bond Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Corporate Bonds — 24.7%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 156,217
Barrick North America Finance LLC, 5.75%, 5/1/43	100	100,236
Dow Chemical Co., 4.375%, 11/15/42	100	82,285
LYB International Finance BV, 5.25%, 7/15/43	100	90,413
		$ 429,151
Communications — 1.8%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 176,358
5.45%, 3/1/47	1,000	952,990
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	116	115,979
Comcast Corp.:
2.937%, 11/1/56	98	57,628
4.00%, 3/1/48	50	38,750
4.15%, 10/15/28	100	98,937
Discovery Communications LLC, 4.125%, 5/15/29	200	188,798
Motorola Solutions, Inc., 2.30%, 11/15/30	100	87,431
NBCUniversal Media LLC, 4.45%, 1/15/43	123	106,201
Verizon Communications, Inc., 2.875%, 11/20/50	150	93,488
Walt Disney Co., 5.40%, 10/1/43	100	99,137
		$2,015,697
Consumer, Cyclical — 1.8%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$229,108
Dollar General Corp., 4.125%, 4/3/50	200	149,894
General Motors Co., 5.00%, 4/1/35	500	461,787
Lowe's Cos., Inc., 5.625%, 4/15/53	150	144,897
Starbucks Corp., 3.75%, 12/1/47	250	186,310
Tapestry, Inc., 4.125%, 7/15/27	300	296,116
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(1)	250	249,959
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	66,103
5.141%, 3/15/52	200	145,913
		$1,930,087
Consumer, Non-cyclical — 4.5%
AbbVie, Inc., 3.20%, 11/21/29	$300	$283,491
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	325,488
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	750	676,490
Block Financial LLC, 3.875%, 8/15/30	150	140,843
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	250	247,096
CVS Health Corp., 4.30%, 3/25/28	110	108,699
CVS Pass-Through Trust, 6.036%, 12/10/28	35	34,991
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	359,031
Global Payments, Inc., 2.15%, 1/15/27	200	191,604
HCA, Inc., 5.90%, 6/1/53	200	191,278
Kroger Co., 3.875%, 10/15/46	250	191,690
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	$100	$ 92,560
Molson Coors Beverage Co., 5.00%, 5/1/42	100	92,052
Pfizer, Inc., 4.40%, 5/15/44	500	438,221
Quanta Services, Inc., 2.90%, 10/1/30	200	180,120
Solventum Corp., 5.90%, 4/30/54	200	197,969
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	72,357
Sysco Corp., 5.95%, 4/1/30	250	262,183
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	263,060
Triton Container International Ltd., 2.05%, 4/15/26(1)	300	291,154
Viatris, Inc., 2.30%, 6/22/27	250	235,432
Zoetis, Inc., 4.70%, 2/1/43	100	90,876
		$4,966,685
Energy — 1.6%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$190,898
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	105,310
Northern Natural Gas Co., 3.40%, 10/16/51(1)	327	218,650
Shell Finance U.S., Inc.:
4.125%, 5/11/35	500	468,310
4.55%, 8/12/43	100	88,722
TransCanada PipeLines Ltd., 4.875%, 1/15/26	550	550,483
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	85,311
Williams Cos., Inc., 5.30%, 8/15/28	100	102,172
		$1,809,856
Financial — 7.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$187,993
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	300	223,493
Ally Financial, Inc., 2.20%, 11/2/28	250	226,598
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	146,882
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(2)	500	449,251
2.687% to 4/22/31, 4/22/32(2)	200	176,088
4.244% to 4/24/37, 4/24/38(2)	250	225,649
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	886,136
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(2)	225	195,520
4.075% to 4/23/28, 4/23/29(2)	500	491,747
5.50%, 9/13/25	80	80,278
EPR Properties:
4.50%, 6/1/27	200	197,392
4.95%, 4/15/28	100	99,071
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(2)	500	428,373
6.75%, 10/1/37	100	108,223
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(2)	400	359,436
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	229,255
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(2)	300	199,978

CVT
Investment Grade Bond Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
5.717% to 9/14/32, 9/14/33(2)	$500	$ 513,966
Kimco Realty OP LLC, 4.45%, 9/1/47	200	164,793
MetLife, Inc., 4.875%, 11/13/43	100	91,515
Morgan Stanley, 5.00%, 11/24/25(3)	150	150,511
National Australia Bank Ltd., 6.429%, 1/12/33(1)(4)	300	317,024
NNN REIT, Inc., 5.60%, 10/15/33	100	101,432
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	131,764
PNC Bank NA, 2.70%, 10/22/29	250	229,352
Prudential Financial, Inc., 5.10%, 8/15/43	500	468,069
Simon Property Group LP, 2.65%, 7/15/30	150	135,771
U.S. Bancorp, 3.10%, 4/27/26	250	246,410
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(2)	250	246,017
5.389% to 4/24/33, 4/24/34(2)	250	251,808
Westpac Banking Corp., 3.35%, 3/8/27	200	196,835
		$8,156,630
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(2)	$540	$543,504
Boeing Co.:
2.196%, 2/4/26	300	293,577
3.20%, 3/1/29	150	140,898
5.15%, 5/1/30	100	100,674
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	175,669
Carrier Global Corp., 3.577%, 4/5/50	127	92,571
Deere & Co., 6.55%, 10/1/28	250	268,079
Flex Ltd.:
4.75%, 6/15/25	250	249,832
4.875%, 5/12/30	250	248,031
GATX Corp., 3.25%, 9/15/26	400	392,277
Lennox International, Inc., 1.70%, 8/1/27	300	280,519
Parker-Hannifin Corp., 3.25%, 3/1/27	200	196,347
Roper Technologies, Inc., 2.95%, 9/15/29	250	232,665
RTX Corp., 4.50%, 6/1/42	100	88,010
United Parcel Service, Inc., 6.20%, 1/15/38	250	270,971
		$3,573,624
Technology — 1.8%
Broadcom, Inc.:
3.137%, 11/15/35(1)	$500	$414,609
3.419%, 4/15/33(1)	200	178,139
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	254,632
Intel Corp., 4.875%, 2/10/28	200	201,092
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	325,205
Oracle Corp.:
2.65%, 7/15/26	150	146,469
3.60%, 4/1/50	400	278,114
Vmware LLC, 2.20%, 8/15/31	200	170,084
		$1,968,344
Security	Principal Amount (000’s omitted)	Value
Utilities — 2.1%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 269,121
Duke Energy Corp., 3.15%, 8/15/27	500	485,094
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)(4)	350	348,436
ITC Holdings Corp., 4.95%, 9/22/27(1)	300	302,164
PacifiCorp, 4.10%, 2/1/42	100	81,045
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	828,040
		$ 2,313,900
Total Corporate Bonds (identified cost $29,526,346)		$ 27,163,974

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.4%
Mexico Government International Bonds, 5.55%, 1/21/45(4)	$500	$ 443,250
		$ 443,250
Total Sovereign Government Bonds (identified cost $497,858)		$ 443,250

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 980,390
Total Taxable Municipal Obligations (identified cost $996,379)		$ 980,390

U.S. Government Agencies and Instrumentalities — 2.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(4)	$850	$ 960,186
6.75%, 3/15/31	1,000	1,138,422
Federal National Mortgage Association, 0.875%, 8/5/30(4)	1,200	1,018,640
Total U.S. Government Agencies and Instrumentalities (identified cost $3,309,522)		$ 3,117,248

CVT
Investment Grade Bond Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 27.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,220	$ 5,070,664
2.50%, with various maturities to 2051	1,964	1,717,896
3.00%, with various maturities to 2052	1,202	1,056,676
3.50%, with various maturities to 2048	309	289,841
4.00%, with various maturities to 2052	647	610,927
4.50%, with various maturities to 2044	446	441,474
5.00%, with various maturities to 2054	816	814,971
6.00%, with various maturities to 2040	27	27,983
6.50%, 10/1/37	12	12,271
Federal National Mortgage Association:
1.50%, 9/1/35	429	380,460
2.00%, with various maturities to 2051	4,192	3,489,269
2.50%, with various maturities to 2052	4,377	3,791,843
3.00%, with various maturities to 2052	4,621	4,096,728
3.50%, with various maturities to 2052	2,775	2,552,128
4.00%, with various maturities to 2047	976	930,560
4.50%, with various maturities to 2044	684	674,424
5.00%, with various maturities to 2038	355	358,303
5.50%, with various maturities to 2038	128	132,283
6.00%, with various maturities to 2038	125	131,941
6.50%, 9/1/36	9	9,025
7.206%, (1 yr. RFUCCT + 1.456%), 9/1/38(5)	40	41,281
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,391	2,034,285
3.00%, 3/20/51	283	251,408
4.00%, with various maturities to 2042	436	419,471
4.50%, 7/20/33	32	31,833
5.00%, with various maturities to 2039	170	171,266
5.50%, 7/20/34	19	19,545
6.00%, with various maturities to 2038	109	113,471
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $33,715,438)		$29,672,227

U.S. Treasury Obligations — 42.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 313,535
1.375%, 8/15/50	1,000	509,883
1.625%, 11/15/50	800	435,688
1.875%, 2/15/51	1,600	928,156
2.00%, 8/15/51	800	476,688
2.25%, 8/15/49	650	419,453
2.375%, 5/15/51	875	572,441
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.50%, 2/15/45	$1,000	$ 721,270
3.00%, 5/15/47	1,000	768,594
3.125%, 11/15/41	1,000	836,250
3.125%, 8/15/44	1,500	1,210,313
3.125%, 5/15/48	750	584,019
3.625%, 2/15/53	325	273,819
3.75%, 11/15/43	1,100	982,438
3.875%, 8/15/40	500	467,793
4.375%, 11/15/39	250	248,838
4.375%, 5/15/41	700	690,375
4.50%, 5/15/38	400	407,953
U.S. Treasury Notes:
0.375%, 4/30/25	800	797,488
0.375%, 11/30/25	2,000	1,950,830
0.375%, 1/31/26	1,000	969,657
0.375%, 7/31/27	300	276,686
0.50%, 8/31/27	750	691,919
0.625%, 5/15/30	300	253,863
0.625%, 8/15/30	1,000	838,984
0.875%, 11/15/30	250	211,030
1.125%, 2/29/28	500	462,441
1.125%, 8/31/28	200	182,414
1.125%, 2/15/31	1,100	936,525
1.25%, 4/30/28	1,950	1,801,998
1.25%, 9/30/28	150	137,071
1.25%, 8/15/31	1,300	1,096,926
1.50%, 8/15/26	200	193,449
1.50%, 11/30/28	1,350	1,239,943
1.50%, 2/15/30	1,400	1,249,117
1.625%, 9/30/26	800	773,328
1.75%, 1/31/29	350	323,285
1.875%, 7/31/26	1,500	1,459,483
2.25%, 3/31/26	1,000	982,533
2.25%, 2/15/27	2,400	2,328,328
2.25%, 11/15/27	2,850	2,734,386
2.625%, 2/15/29	1,200	1,144,828
2.75%, 2/15/28	200	193,902
2.75%, 8/15/32	825	754,488
2.875%, 5/15/28	425	412,325
2.875%, 8/15/28	300	290,361
2.875%, 5/15/32	725	670,852
3.00%, 7/15/25	600	597,778
3.125%, 11/15/28	1,150	1,119,768
3.125%, 8/31/29	1,100	1,064,250
3.50%, 1/31/30	225	220,579
3.50%, 4/30/30	500	489,326
3.50%, 2/15/33	650	622,705

CVT
Investment Grade Bond Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.75%, 8/31/26	$500	$ 498,535
3.75%, 5/31/30	650	643,208
3.875%, 9/30/29	150	149,599
3.875%, 12/31/29	350	348,920
3.875%, 8/15/33	400	392,125
4.00%, 1/15/27	200	200,234
4.00%, 2/29/28	600	601,828
4.125%, 10/31/26	1,100	1,102,900
4.125%, 1/31/27	600	602,109
4.125%, 11/15/32	1,175	1,176,974
4.50%, 11/15/33	400	409,649
4.875%, 10/31/30	200	208,664
Total U.S. Treasury Obligations (identified cost $50,735,592)		$46,655,097

Short-Term Investments — 2.5%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(6)	1,389,666	$ 1,389,666
Total Affiliated Fund (identified cost $1,389,666)		$ 1,389,666
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(7)	1,368,454	$ 1,368,454
Total Securities Lending Collateral (identified cost $1,368,454)		$ 1,368,454
Total Short-Term Investments (identified cost $2,758,120)		$ 2,758,120
Total Investments — 100.8% (identified cost $121,539,255)		$110,790,306
Other Assets, Less Liabilities — (0.8)%		$ (875,384)
Net Assets — 100.0%		$109,914,922

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $2,750,933 or 2.5% of the Fund's net assets.
(2)	Security converts to variable rate after the indicated fixed-rate coupon period.
(3)	Represents an investment in an issuer that is deemed to be an affiliate.
(4)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $2,123,464 and the total market value of the collateral received by the Fund was $2,187,704, comprised of cash of $1,368,454 and U.S. government and/or agencies securities of $819,250.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2025.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

CVT
Investment Grade Bond Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,540,177, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 150,318	$ —	$ —	$ —	$324	$ 150,511	$ 1,744	$ 150,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,789,375	7,424,110	(7,823,819)	—	—	1,389,666	12,417	1,389,666
Total				$ —	$324	$1,540,177	$14,161

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$27,163,974	$ —	$27,163,974
Sovereign Government Bonds	—	443,250	—	443,250
Taxable Municipal Obligations	—	980,390	—	980,390
U.S. Government Agencies and Instrumentalities	—	3,117,248	—	3,117,248
U.S. Government Agency Mortgage-Backed Securities	—	29,672,227	—	29,672,227
U.S. Treasury Obligations	—	46,655,097	—	46,655,097
Short-Term Investments:
Affiliated Fund	1,389,666	—	—	1,389,666
Securities Lending Collateral	1,368,454	—	—	1,368,454
Total Investments	$2,758,120	$108,032,186	$ —	$110,790,306
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.